Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2018
Cash and cash equivalents
Schedule of cash and cash equivalents

	March 31,
	2017	2018
Cash on hand	1,105	2,511
Credit card collection in hand	271,125	209,162
Balances with bank	1,230,028	2,229,498
Cash in transit	30,371	23,902

Total	1,532,629	2,465,073